Investments in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments in equity investees.
Total investments accounted for under the equity method	¥ 531,257	¥ 570,356
Total investments accounted for equity investments without readily determinable fair values	2,923,862	3,380,188
Total investments in equity investees	3,455,119	3,950,544
ZTO Supply Chain Management Co., Ltd.
Investments in equity investees.
Total investments accounted for under the equity method	205,827	152,549
Total investments accounted for equity investments without readily determinable fair values	582,526	578,105
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL") (2)
Investments in equity investees.
Total investments accounted for under the equity method	35,959	51,420
Tonglu Antong Management LLP
Investments in equity investees.
Total investments accounted for under the equity method	117,995	146,051
Others
Investments in equity investees.
Total investments accounted for under the equity method	171,476	220,336
Cai Niao Smart Logistics Network Limited ("Cai Niao") (3)
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values	1,143,797	1,116,085
Zhejiang Yizhan Network Technology Co., Ltd. ("Cainiao Post") (3)
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values	1,075,000	1,075,000
Zhijiang New Industries Limited ("ZJ New Industries") (3)
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values		500,000
Others
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values	¥ 122,539	¥ 110,998